Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 45,505,732	$ 25,517,011
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	35,521,448	25,517,011
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 35,421,826	$ 25,417,389